Investments in affiliates and investments in available-for-sale securities - Merger Agreement Navios Partners (Details) - shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Percentage of ownership			47.50%
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Percentage of ownership	12.60%	17.90%
Navios Partners | Navios Partners Merger
Investments In And Advances To Affiliates [Line Items]
Business Acquisition, Name of Acquired Entity	Navios Containers
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	8,133,452
Exchange ratio	0.39
Date of delivery	Jan. 04, 2021
Date of acquisition	Mar. 31, 2021